Asbestos - Central Estimates, Net of Insurance Recoveries (Details) - Mar. 31, 2021 $ in Millions, $ in Millions	USD ($)	AUD ($)
Central Estimate – Discounted and Inflated
Asbestos Claims [Line Items]
Asbestos liability actuarial estimate	$ 1,339.8	$ 1,762.6
Range of discounted actuarial estimate, minimum	990.7	1,303.4
Range of discounted actuarial estimate, maximum	2,229.6	2,933.2
Central Estimate – Undiscounted but Inflated
Asbestos Claims [Line Items]
Asbestos liability actuarial estimate	1,545.8	2,033.7
Range of undiscounted actuarial estimate, minimum	1,119.4	1,472.7
Range of undiscounted actuarial estimate, maximum	2,694.4	3,544.8
Central Estimate – Undiscounted and Uninflated
Asbestos Claims [Line Items]
Asbestos liability actuarial estimate	$ 1,027.6	$ 1,351.9